Retirement Plans (Details 9) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Level 3 partnership assets within fair value hierarchy
Assets at fair value, Ending balance	$ 278,991	$ 260,106
Partnerships [Member]
Reconciliation of Level 3 partnership assets within fair value hierarchy
Assets at fair value, Ending balance	6,330	3,586
Significant Unobservable Inputs (Level 3) [Member]
Reconciliation of Level 3 partnership assets within fair value hierarchy
Assets at fair value, Ending balance	28,343	5,124
Significant Unobservable Inputs (Level 3) [Member] | Partnerships [Member]
Reconciliation of Level 3 partnership assets within fair value hierarchy
Assets at fair value, Beginning balance	3,586	3,585
Capital contributions	3,763	548
Net ordinary loss attributable to partnership assets	2	(13)
Realized and unrealized gain	688	1,206
Capital distributions	(1,709)	(1,740)
Assets at fair value, Ending balance	$ 6,330	$ 3,586